Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Summary of Reconciliation of Income Taxes

(CAD$ in millions)	2020	2019
Tax expense (recovery) at the Canadian statutory income tax rate of 26.58% (2019 – 26.94%)	$(302)	$(126)
Tax effect of:
Resource taxes	106	226
Resource and depletion allowances	(68)	(85)
Non-deductible expenses (non-taxable income)	28	(6)
Impact of initial recognition exemption related to the Frontier oil sands project	—	117
Tax pools not recognized (recognition of previously unrecognized tax pools)	5	(2)
Effect due to tax legislative changes	3	(39)
Withholding taxes on foreign earnings	40	39
Difference in tax rates in foreign jurisdictions	1	(2)
Revisions to prior year estimates	(4)	2
Other	(1)	(4)
Total income taxes	$(192)	$120

Represented by:
Current income taxes	$374	$576
Deferred income taxes	(566)	(456)
Total income taxes	$(192)	$120

b)The continuity related to deferred tax assets and liabilities is as follows:

(CAD$ in millions)	January 1, 2020	Through Profit (Loss)	Through OCI	Through Equity	December 31, 2020
Net operating loss carryforwards	$190	$57	$—	$—	$247
Property, plant and equipment	(144)	(22)	(2)	—	(168)
Decommissioning and restoration provisions	123	35	—	—	158
Other temporary differences	42	(13)	5	—	34
Deferred income tax assets	$211	$57	$3	$—	$271
Net operating loss carryforwards	$(642)	$(408)	$12	$—	$(1,038)
Property, plant and equipment	7,101	294	(26)	—	7,369
Decommissioning and restoration provisions	(637)	(327)	2	—	(962)
Unrealized foreign exchange	(116)	11	17	—	(88)
Withholding taxes	91	6	(2)	—	95
Inventories	91	19	—	—	110
Other temporary differences	14	(104)	(13)	—	(103)
Deferred income tax liabilities	$5,902	$(509)	$(10)	$—	$5,383

(CAD$ in millions)	January 1, 2019	Through Profit (Loss)	Through OCI	Through Equity	December 31, 2019
Net operating loss carryforwards	$139	$54	$(3)	$—	$190
Property, plant and equipment	(130)	(13)	(1)	—	(144)
Decommissioning and restoration provisions	94	29	—	—	123
Other temporary differences	57	20	(26)	(9)	42
Deferred income tax assets	$160	$90	$(30)	$(9)	$211
Net operating loss carryforwards	$(750)	$111	$3	$(6)	$(642)
Property, plant and equipment	7,402	(232)	(69)	—	7,101
Decommissioning and restoration provisions	(474)	(170)	7	—	(637)
U.S. alternative minimum tax credits	(38)	37	1	—	—
Unrealized foreign exchange	(146)	4	26	—	(116)
Withholding taxes	104	(8)	(5)	—	91
Inventories	97	(5)	(1)	—	91
Other temporary differences	116	(103)	1	—	14
Deferred income tax liabilities	$6,311	$(366)	$(37)	$(6)	$5,902

Summary of Deferred Tax Expense Charged (Credited) to Income Statement	The continuity related to deferred tax assets and liabilities is as follows:

(CAD$ in millions)	January 1, 2020	Through Profit (Loss)	Through OCI	Through Equity	December 31, 2020
Net operating loss carryforwards	$190	$57	$—	$—	$247
Property, plant and equipment	(144)	(22)	(2)	—	(168)
Decommissioning and restoration provisions	123	35	—	—	158
Other temporary differences	42	(13)	5	—	34
Deferred income tax assets	$211	$57	$3	$—	$271
Net operating loss carryforwards	$(642)	$(408)	$12	$—	$(1,038)
Property, plant and equipment	7,101	294	(26)	—	7,369
Decommissioning and restoration provisions	(637)	(327)	2	—	(962)
Unrealized foreign exchange	(116)	11	17	—	(88)
Withholding taxes	91	6	(2)	—	95
Inventories	91	19	—	—	110
Other temporary differences	14	(104)	(13)	—	(103)
Deferred income tax liabilities	$5,902	$(509)	$(10)	$—	$5,383

(CAD$ in millions)	January 1, 2019	Through Profit (Loss)	Through OCI	Through Equity	December 31, 2019
Net operating loss carryforwards	$139	$54	$(3)	$—	$190
Property, plant and equipment	(130)	(13)	(1)	—	(144)
Decommissioning and restoration provisions	94	29	—	—	123
Other temporary differences	57	20	(26)	(9)	42
Deferred income tax assets	$160	$90	$(30)	$(9)	$211
Net operating loss carryforwards	$(750)	$111	$3	$(6)	$(642)
Property, plant and equipment	7,402	(232)	(69)	—	7,101
Decommissioning and restoration provisions	(474)	(170)	7	—	(637)
U.S. alternative minimum tax credits	(38)	37	1	—	—
Unrealized foreign exchange	(146)	4	26	—	(116)
Withholding taxes	104	(8)	(5)	—	91
Inventories	97	(5)	(1)	—	91
Other temporary differences	116	(103)	1	—	14
Deferred income tax liabilities	$6,311	$(366)	$(37)	$(6)	$5,902